Advances due to and from Founders	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Advances due to and from Founders
Advances due to and from Founders

3. Advances due to and from Founders

Advances due to Founders

Prior to 2023, the founders had advanced the Company a net $600,000. In the year ended December 31, 2023, Mr. Huang and Mr. Xu advanced Airship AI a total of $1,350,000 and were repaid a total of $200,000, with $1,750,000 recorded as advances from founders as of December 31, 2023. During 2024, Mr. Huang and Mr. Xu advanced Airship AI $2,100,000 and was repaid $1,300,000, with $2,550,000 recorded as advances from founders as of June 30, 2024. The advances are non-interest bearing and the Company expects to pay the balance off within a one year period.

3. Advances due to and from Founders and Transactions with Zeppelin Worldwide LLC

In 2020, Victor Huang and Derek Xu, the Founders, officers and directors of the Company, borrowed $3,000,000 (“shareholder advances”) from Airship. As of December 31, 2022 the Company was owed $1,100,000 by the Founders. Due to the lack of certainty over the payment of interest, the Company will record when received. Due to the uncertainty of the timing of payment, the advances will be treated as a long-term asset. The shareholders advances bear interest at 5% and during the year ended December 31, 2023 and 2022 no interest was paid. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company and the $1,100,000 and related interest owed by the Founders to the Company was eliminated.

As of December 31, 2022, Zeppelin had received from the Company $1,095,000 in cash advances to fund operations which commenced in 2021. These advances between the companies are eliminated in the consolidated balance sheet. As of December 31, 2022 Zeppelin owes the Founders $1,100,000 for funds they have provided for the commencement of operations in 2021. The balance was not expected to be paid in the next year and was treated as long-term liabilities. On February 28, 2023, in connection with the transfer of the Zeppelin ownership from the shareholders to the Company, the $1,100,000 Payable to the founders was eliminated.

As of December 31, 2022, Zeppelin had approximately $73,000 in assets which is primarily cash, and accrued liabilities of approximately $60,000. As of December 31, 2022, Zeppelin's liability to the Company and shareholders for advances totals $2,254,000. Zeppelin advances from the Company at December 31, 2022 totaling approximately $1,150,000 are eliminated in consolidation. As of December 31, 2022 the Zeppelin stockholder’s deficit totaled approximately $2,181,000.

During the year ended December 31, 2022, Mr. Huang and Mr. Xu advanced Airship AI $1,900,000 and were repaid $1,300,000, with $600,000 recorded as advances from founders as of December 31, 2022. In the year  ended December 31, 2023, Mr. Huang and Mr. Xu advanced Airship AI $1,350,000 and were repaid $200,000, with $1,750,000 recorded as advances from founders as of December 31, 2023. The advances are non-interest bearing and Airship AI expects to pay the balance off within a one year period.

During 2024, Mr. Huang advanced Airship AI $900,000 and was repaid $900,000, with $1,750,000 recorded as advances from founders as of March 29, 2024. The advances are non-interest bearing and Airship AI expects to pay the balance off within a one year period.

Mr. Huang and Mr. Xu originally owned all the Zeppelin membership units. When Zeppelin started, their intent was exploring the technology in-development and determine value for external customers by providing cloud based back-end products. After a period of time for Zeppelin’s development it became apparent these efforts would be of value and accretive to the Company. In 2022, the Company began utilizing Zeppelin’s research and development personnel to develop the Company’s products. On February 28, 2023, the Founders transferred their interest in Zeppelin to the Company.